ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts payable and other payables	8,514	17,263	2,771
Salary and wages	7,896	10,130	1,627
Accrued expenses	32	—	—

	16,442	27,393	4,398